Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
TextBlock 1 [Abstract]
Summary of Other Liabilities
Other liabilities as of December 31, 2023 and 2024 are as follows:

(in millions of Won)	2023		2024
Current
Due to customers for contract work	￦	624,632	452,839
Advances received		910,659	253,171
Unearned revenue		69,062	87,969
Withholdings		297,442	307,753
Firm commitment liability		20,136	10,384
Others(*1)		21,929	22,723

	￦	1,943,860	1,134,843

Non-current
Advances received		2	90,084
Unearned revenue	￦	8,889	4,317
Others(*1)		105,583	90,651

	￦	114,474	185,052

(*1)
As of December 31, 2023 and 2024, the
Company
recognized the assumed liability amounting to
￦
56,325 million and
￦
41,770 million, respectively, related to unfavorable terms of a customer contract relative to market-terms upon the acquisition of Senex Energy Limited by Senex Holdings PTY LTD, a subsidiary.